Consolidated Statement of Financial Position - GBP (£) £ in Millions	Dec. 31, 2023	Dec. 31, 2022
Non-current assets
Goodwill	£ 8,023	£ 8,388
Intangible assets	3,238	3,524
Investments in joint ventures and associates	178	159
Other investments	97	127
Property, plant and equipment	99	126
Right-of-use assets	113	145
Other receivables	1	5
Deferred tax assets	128	146
Net pension assets	119	129
Derivative financial instruments	47	11
Non-current assets	12,043	12,760
Current assets
Inventories and pre-publication costs	318	309
Trade and other receivables	2,323	2,405
Derivative financial instruments	34	21
Cash and cash equivalents	155	334
Current assets other than assets held for sale	2,830	3,069
Assets held for sale	44
Current assets	2,874	3,069
Total assets	14,917	15,829
Current liabilities
Trade and other payables	3,971	4,017
Derivative financial instruments	16	33
Debt	1,313	870
Taxation	163	249
Provisions	13	18
Current liabilities other than liabilities associated with assets held for sale	5,476	5,187
Liabilities associated with assets held for sale	14
Current liabilities	5,490	5,187
Non-current liabilities
Derivative financial instruments	131	236
Debt	5,184	5,860
Deferred tax liabilities	473	590
Net pension obligations	182	184
Other payables	11	3
Provisions	7	15
Non-current liabilities	5,988	6,888
Total liabilities	11,478	12,075
Net assets	3,439	3,754
Capital and reserves
Share capital	275	279
Share premium	1,558	1,517
Shares held in treasury	(553)	(414)
Translation reserve	392	677
Other reserves	1,788	1,717
Shareholders' equity	3,460	3,776
Non-controlling interests	(21)	(22)
Total equity	£ 3,439	£ 3,754